SHARE BASED PAYMENTS - Share-Based Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED PAYMENTS
Balance at beginning of the year	R 225.7	R 434.5	R 481.7
Fair value (gain) / loss on obligations	1,217.9	(249.9)	171.5
Cash-settled share-based payments paid	(90.9)	(21.7)	(433.6)
Share-based payment obligation on acquisition of subsidiary		45.1	200.4
Foreign currency translation	(0.6)
Balance at end of the year	1,425.1	225.7	434.5
Current portion of share-based payment obligations	(82.1)	(56.8)	(12.3)
Share-based payment obligations, non-current	1,343.0	168.9	422.2
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Balance at beginning of the year	149.7	399.5
Balance at end of the year	1,367.6	149.7	399.5
Share-Based Payment Arrangements Other Than BEE Transaction [Member]
SHARE-BASED PAYMENTS
Balance at beginning of the year	76.0	35.0
Increase due to share-based payments expense	73.0	17.7	14.5
Balance at end of the year	R 57.5	R 76.0	R 35.0